Term Loan - Additional Information (Details) - USD ($)		1 Months Ended	3 Months Ended		17 Months Ended
	Dec. 17, 2015	Aug. 31, 2014	Mar. 31, 2017	Mar. 31, 2016	Dec. 16, 2015	Dec. 31, 2016	Oct. 20, 2015
Term Loan
Term loan			$ 1,499,331			$ 2,374,031
Common stock warrants
Term Loan
Number of shares available under warrant			40,000
Secured term loan
Term Loan
Face amount		$ 7,500,000.0
Current interest rate			8.45%
Monthly payments of principal and interest			$ 305,000
Monthly payments of principal and interest, term			27 months
Interest expense including amortization of discount and accrual of termination fee			$ 61,000	$ 159,000
Secured term loan | Series B convertible preferred stock warrants
Term Loan
Number of shares available under warrant		625,208
Exercise price per share (usd per share)		$ 0.2999
Exercisable term following an IPO		5 years
Secured term loan | Common stock warrants
Term Loan
Number of shares available under warrant							22,328
Exercise price per share (usd per share)							$ 8.40
Secured term loan | Prime rate
Term Loan
Increase in interest rate	0.25%
Secured term loan | Term loan
Term Loan
Effective interest rate					7.95%
Secured term loan | Term loan | Prime rate
Term Loan
Margin on interest rate		3.25%
Minimum | Secured term loan | Term loan
Term Loan
Interest rate		7.95%
Maximum | Secured term loan | Term loan
Term Loan
Interest rate		7.95%